Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of retained earnings

	As of December 31,
	2020	2021
	RMB	RMB	US$
PRC statutory reserve funds	54,992	57,616	9,041
Unreserved retained earnings	802,196	447,469	70,218

Total retained earnings	857,188	505,085	79,259

Schedule of components of accumulated other comprehensive income
The components of accumulated other comprehensive income were as follows:

	Foreign currency translation adjustment	Unrealized gains on available- for sale Securities	Total
	RMB	RMB	RMB
Balance at January 1, 2019	253,054	(3,750)	249,304
Other comprehensive income before reclassification	77,097	10,913	88,010
Other comprehensive income attribute to noncontrolling interests	459	—	459

Balance at December 31, 2019	330,610	7,163	337,773
Other comprehensive loss before reclassification	(167,476)	(7,251)	(174,727)
Other comprehensive income attribute to noncontrolling interests	294	—	294

Balance at December 31, 2020	163,428	(88)	163,340
Other comprehensive loss before reclassification	(75,536)	—	(75,536)
Other comprehensive income attribute to noncontrolling interests	458	—	458

Balance at December 31, 2021	88,350	(88)	88,262

Balance at December 31, 2021, in US$	13,864	(14)	13,850